Document and Entity Information Document	Jul. 24, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 24, 2024
Entity Registrant Name	ChampionX Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38441
Entity Address, Address Line One	2445 Technology Forest Blvd
Entity Address, Address Line Two	Building 4, 12th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(281)
Local Phone Number	403-5772
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	CHX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001723089
Amendment Flag	false
Entity Tax Identification Number	82-3066826